Capital Stock	6 Months Ended
Sep. 30, 2024
Capital Stock
13. Capital Stock
(a) Common Shares
The Company has an unlimited number of authorized shares following the closing of the Business Combination and at September 30, 2024. As of September 30, 2024, common shares reserved for future issuance include SEAC Sponsor Options described below.
As of March 31, 2024 and prior to the Business Combination, the Company was wholly-owned by Lionsgate.

(b) SEAC Sponsor Options
In connection with the Business Combination, 2,200,000 SEAC Sponsor Options to receive LG Studios Common Shares pursuant to the Sponsor Option Agreement, as described in Note 2, were issued and have an exercise price of $0.0001 per share. The SEAC Sponsor Options will become exercisable (i) on or after the date on which the trading price of LG Studios Common Shares (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) equals or exceeds $16.05 per share or (ii) if a Change of Control (as defined in the Sponsor Option Agreement) occurs, subject to certain conditions. The SEAC Sponsor Options are not considered compensatory nor were they granted in exchange for a good or service. The SEAC Sponsor Options meet the requirements for equity classification because they are considered to be indexed to LG Studios Common Shares and are classified in shareholders’ equity. The Company has recorded the SEAC Sponsor Options to equity at closing of the Business Combination in connection with the reverse recapitalization accounting described at Note 2.
(c) Lionsgate Share-based Compensation
As described in Note 1, the Separation Agreement and the Shared Services Agreement provide that officers, employees and directors of the Company receive awards of equity and equity-based compensation pursuant to the existing equity incentive plan of Lionsgate, the Lions Gate Entertainment Corp. 2023 Performance Incentive Plan (the “2023 Lionsgate Plan”). Such awards will be treated as a capital contribution by Lionsgate to the Company, and the stock based compensation expenses for such awards will be allocated to the Company
Prior to the Separation, the unaudited condensed consolidated financial statements included an allocation of share-based compensation expense attributable to corporate and shared service functions.
The following disclosures of unit data are based on grants related directly to Company employees and Lionsgate co rp
orate and shared employees, and exclude unit data related to employees of the Starz Business.

The Company recognized the following share-based compensation expense during the three and six months ended September 30, 2024 and 2023:

	Three Months Ended September 30,		Six Months Ended September 30,
	2024	2023	2024	2023
	(Amounts in millions)
Compensation Expense:
Stock options	$0.2	$0.5	$0.4	$0.9
Restricted share units and other share-based compensation	8.2	12.9	16.3	20.3
Share appreciation rights	0.2	0.1	0.3	0.2

Total Lionsgate Studios employee share-based compensation expense	8.6	13.5	17.0	21.4
Corporate allocation of share-based compensation	6.7	3.9	10.9	7.6

	15.3	17.4	27.9	29.0
Impact of accelerated vesting on equity awards (1)	4.6	—	4.6	0.5

Total share-based compensation expense	$19.9	$17.4	$32.5	$29.5

(1)	Represents the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements prior to the Separation.
Share-based compensation expense, by expense category, consisted of the following:

	Three Months Ended September 30,		Six Months Ended September 30,
	2024	2023	2024	2023
	(Amounts in millions)
Share-Based Compensation Expense:
General and administration	$15.3	$17.4	$27.9	$29.0
Restructuring and other	4.6	—	4.6	0.5

	$19.9	$17.4	$32.5	$29.5

The following table sets forth the stock option, share appreciation rights (“SARs”), restricted stock and restricted share unit activity at Lionsgate for grants related directly to the Company employees and Lionsgate corporate and shared service employees during the six months ended September 30, 2024:

	Stock Options and SARs					Restricted Stock and Restricted Share Units
	Lions Gate Class A Voting Shares		Lions Gate Class B Non-Voting Shares			Lions Gate Class A Voting Shares			Lions Gate Class B Non-Voting Shares
	Number of Shares	Weighted- Average Exercise Price	Number of Shares		Weighted- Average Exercise Price	Number of Shares		Weighted- Average Grant- Date Fair Value	Number of Shares	Weighted- Average Grant-Date Fair Value
	(Number of shares in millions)
Outstanding at March 31, 2024	2.4	$22.96	17.1		$13.92	0.1		$9.27	9.8	$8.93
Granted	—	—	—		—	—		—	7.8	$7.99
Options exercised or restricted stock or RSUs vested	—	—	—	(1)	$7.13	—	(1)	$11.45	(5.7)	$8.79
Forfeited or expired	(0.1)	$20.26	(2.1)		$14.86	—		—	(0.2)	$9.35

Outstanding at September 30, 2024	2.3	$23.10	15.0		$13.80	0.1		$8.98	11.7	$8.21

(1)	Represents less than 0.1 million shares.